Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Total Payments
Total	$ 12,876,120	$ 12,876,120
United States | U.S. Federal Government, Department of Treasury
Total	$ 12,876,120	$ 12,876,120